Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax [Member]
Income tax
33.	Income tax

a)	Taiwan taxation

Taiwan profits tax has been provided for at the rate of 20% on the estimated assessable profits.

b)	Hong Kong taxation

Hong Kong profits tax has been provided for at the rate of 16.5% on the estimated assessable profits.

c)	Japan taxation

Japan profits tax has been provided for at the rate of 30.62% on the estimated assessable profits.

d)	United States taxation

United States profits tax has been provided for at the rate of 29.84% on the estimated assessable profits.

e)	United Kingdom taxation

United Kingdom profits tax has been provided for at the rate of 19% on the estimated assessable profits.

f)	Income tax expense (benefit)

Components of income tax expense (benefit):

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Current tax:
Current tax on profits for the year	$2,174	$1,167	$1,403
Prior year income tax (overestimation) underestimation	(1,829)	-	1,845
Total current tax	345	1,167	3,248

Deferred tax:
Origination and reversal of temporary differences	430,023	(239,612)	(78,272)
Effect of exchange rates	-	-	121
Total deferred tax	430,023	(239,612)	(78,151)
Income tax expense (benefit)	$430,368	$(238,445)	$(74,903)

g)	Reconciliation between income tax expense (benefit) and accounting loss.

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Tax calculated based on loss before tax and statutory tax rate (Note)	$(2,267,658)	$(1,398,565)	$(952,112)
Prior year income tax (overestimation) underestimation	(1,829)	-	1,845
Effects from items disallowed by tax regulation	85,387	108,574	20
Taxable loss not recognized as deferred tax assets	2,614,468	1,051,546	875,223
Effect of exchange rates	-	-	121
Income tax expense (benefit)	$430,368	$(238,445)	$(74,903)

Note:	The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Group entities operate.

h)	Amounts of deferred tax assets or liabilities as a result of temporary differences and loss carryforwards are as follows:

	2022
		Recognized in	Translation
	January 1	profit or loss	differences	December 31
Temporary differences:
- Deferred tax assets:
Employee share options	$179,549	$(166,750)	$(12,799)	$-
Unrealized exchange loss	116,315	(108,025)	(8,290)	-
Tax losses carryforward	62,675	(58,208)	(4,467)	-
Provisions	51,664	(17,168)	(4,591)	29,905
	410,203	(350,151)	(30,147)	29,905
- Deferred tax liabilities:
Prepayment of pension	(68,151)	(627)	6,742	(62,036)
Unrealized exchange gain	(10,251)	(79,245)	3,349	(86,147)
	(78,402)	(79,872)	10,091	(148,183)
	$331,801	$(430,023)	$(20,056)	$(118,278)

	2021
		Recognized in	Translation
	January 1	profit or loss	differences	December 31
Temporary differences:
- Deferred tax assets:
Employee share options	$102,196	$73,532	$3,821	$179,549
Unrealized exchange loss	-	114,945	1,370	116,315
Tax losses carryforward	60,914	-	1,761	62,675
Provisions	51,498	(1,305)	1,471	51,664
	214,608	187,172	8,423	410,203
- Deferred tax liabilities:
Prepayment of pension	(65,913)	(329)	(1,909)	(68,151)
Unrealized exchange gain	(61,861)	52,769	(1,159)	(10,251)
	(127,774)	52,440	(3,068)	(78,402)
	$86,834	$239,612	$5,355	$331,801

i)	Expiration dates of unused tax losses and amounts of unrecognized deferred tax assets are as follows:

	December 31, 2022
Year incurred	Amount filed/assessed	Unused amount	Unrecognized amount	Expiry year
2016	$607,999	$607,999	$607,999	2026
2017	2,006,095	2,006,095	2,006,095	2027
2018	1,357,953	1,357,953	1,357,953	2028
2020	4,771,824	4,771,824	4,771,824	2030
2021	2,558,560	2,558,560	2,558,560	2031
2022	9,490,794	9,490,794	9,490,794	2032
	$20,793,225	$20,793,225	$20,793,225

	December 31, 2021
Year incurred	Amount filed/assessed	Unused amount	Unrecognized amount	Expiry year
2016	$607,999	$607,999	$335,807	2026
2017	2,006,095	2,006,095	2,006,095	2027
2018	1,357,953	1,357,953	1,357,953	2028
2020	4,771,824	4,771,824	4,771,824	2030
2021	2,640,848	2,640,848	2,640,848	2031
	$11,384,719	$11,384,719	$11,112,527

j)	The Group’s subsidiaries outside Taiwan have unrecognized tax losses of $3,808,756 and $3,171,974 as of December 31, 2022 and 2021, respectively, which have no expiry date and can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements by those companies with unrecognized tax losses in their respective countries of incorporation.

k)	Telmedia was incorporated in Hong Kong Special Administrative Region of the People’s Republic of China. Therefore, Telmedia is only subject to Hong Kong income tax on Hong Kong source income in accordance with “Hong Kong Inland Revenue Ordinance”.

l)	Gorilla Taiwan’s and NSGUARD Technology Inc.’s income tax returns through 2020 have been assessed and approved by the Tax Authority.